Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES

The taxable income or loss of MAALP is reported on the tax returns of the partners. Accordingly, no provision has been made in the accompanying financial statements for federal or state income taxes on income that is passed through to the partners. MAALP does record excise or franchise taxes on income that results from its operating results as well as real estate taxes on MAALP's property.

No provision for federal income taxes has been made in the accompanying consolidated financial statements. MAA has made an election to be taxed as a Real Estate Investment Trust, or REIT, under Sections 856 through 860 of the Internal Revenue Code. As a REIT, MAA is generally not subject to federal income tax to the extent that it distributes 100% of its taxable income to its shareholders. MAA must meet certain requirements, including the requirement to distribute at least 90% of its taxable income, to maintain REIT status. If MAA fails to qualify as a REIT in any taxable year, MAA will be subject to the federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate rates and MAALP will have to fund the payment of these taxes.

Net income for tax reporting purposes differs from net income reported for financial reporting purposes primarily because of differences in depreciable lives, the tax basis of certain assets and liabilities and in the timing of recognition of earnings upon disposition of properties.

ASC 740-10-50 prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken in tax returns. We have identified and examined our tax positions for all open tax years through December 31, 2009, and concluded that the full benefit of each tax position taken should be recognized in the financial statements. There have been no significant changes in unrecognized tax benefits following the adoption date.

ASC 740-10-50 requires that an enterprise must calculate interest and penalties related to unrecognized tax benefits. The decision regarding where to classify interest and penalties on the income statement is an accounting policy decision that should be consistently applied. Interest and penalties calculated on any future uncertain tax positions will be presented as a component of income tax expense. No interest and penalties are accrued on our balance sheet as of December 31, 2012 and 2011.

MAALP’s tax years that remain subject to examination for U.S. federal purposes range from 2009 through 2011. Our tax years that remain open for state examination vary but range from 2008 through 2011.